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                                                       =========================
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                                                       hours per response: 19.3
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number     811-09405
                                       -----------------------------------------

                             Amstar Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   225 West 34th Street, Suite 918    New York, New York      10122
--------------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 135 Merchant Street, Ste. 230 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (212) 209-8845
                                                    ----------------

Date of fiscal year end:      September 30, 2004
                          ---------------------------

Date of reporting period:     March 31, 2004
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------






                             AMSTAR INVESTMENT TRUST


                                AMSTAR VALUE FUND









                               SEMI-ANNUAL REPORT
                                 March 31, 2004
                                   (Unaudited)












              INVESTMENT MANAGER                           ADMINISTRATOR
      AMSTAR INVESTMENT MANAGEMENT, LLC             ULTIMUS FUND SOLUTIONS, LLC
14 Penn Plaza, 225 West 34th Street, Suite 718            P.O. Box 46707
           New York, New York 10122                 Cincinnati, Ohio 45246-0707
               1.800.901.6049                              1.877.309.9062




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

AMSTAR VALUE FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES      COMMON STOCKS - 98.6%                                     VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 18.7%
    340       Administaff, Inc. (a)                                  $   5,926
    145       Black & Decker Corp. (The)                                 8,256
    682       ChipPAC, Inc. - Class A (a)                                5,395
    125       Columbia Sportswear Co. (a)                                6,930
    384       GameStop Corp. - Class A (a)                               6,920
    260       Hughes Supply, Inc.                                       13,624
    300       K2, Inc. (a)                                               4,809
     75       Lear Corp.                                                 4,647
    145       Manpower, Inc.                                             6,743
     80       Omnicom Group, Inc.                                        6,420
    170       Reebok International Ltd.                                  7,029
  1,885       Restoration Hardware, Inc. (a)                             9,368
    290       Ruby Tuesday, Inc.                                         9,323
    235       Staples, Inc. (a)                                          5,967
    150       Superior Industries International, Inc.                    5,316
    220       Talbots, Inc. (The)                                        7,872
                                                                    ----------
                                                                       114,545
                                                                    ----------

              CONSUMER STAPLES  - 2.5%
    330       Safeway, Inc. (a)                                          6,792
    166       Universal Corp.                                            8,436
                                                                    ----------
                                                                        15,228
                                                                    ----------

              ENERGY - 6.4%
    311       Airgas, Inc.                                               6,624
    840       Calpine Corp. (a)                                          3,923
    200       Comstock Resources, Inc. (a)                               3,974
    100       Diamond Offshore Drilling, Inc.                            2,419
  1,000       Input/Output, Inc. (a)                                     7,750
     75       Nabors Industries Ltd. (a)                                 3,431
    182       Pioneer Natural Resources Co.                              5,879
    170       Premcor, Inc. (a)                                          5,265
                                                                    ----------
                                                                        39,265
                                                                    ----------

              FINANCIALS - 19.8%
     64       Affiliated Managers Group, Inc. (a)                        3,520
     80       Ambac Financial Group, Inc.                                5,902
     40       Bear Stearns Cos., Inc. (The)                              3,507
    180       Compass Bancshares, Inc.                                   7,465
    211       Delphi Financial Group, Inc. - Class A                     8,866
    358       Doral Financial Corp.                                     12,602
    400       Education Lending Group, Inc. (a)                          6,328
     98       Everest Re Group Ltd.                                      8,373
     80       Legg Mason, Inc.                                           7,422

AMSTAR VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------

  SHARES      COMMON STOCKS - 98.6% (continued)                         VALUE
--------------------------------------------------------------------------------
              FINANCIALS - 19.8% (continued)
     85       Lehman Brothers Holdings, Inc.                         $   7,044
    309       MBNA Corp.                                                 8,538
    400       Phoenix Companies, Inc. (The)                              5,364
    256       Platinum Underwriters Holdings Ltd.                        8,205
    252       SouthTrust Corp.                                           8,356
    154       State Street Corp.                                         8,028
    292       W Holding Co., Inc.                                        5,458
    130       WSFS Financial Corp.                                       6,522
                                                                    ----------
                                                                       121,500
                                                                    ----------

              HEALTH CARE - 6.8%
    270       Community Health Systems, Inc. (a)                         7,514
    300       Covance, Inc. (a)                                         10,332
    175       NeoPharm, Inc. (a)                                         3,283
    196       Omnicare, Inc.                                             8,689
    230       Owens & Minor, Inc.                                        5,819
    370       Province Healthcare Co. (a)                                5,883
                                                                    ----------
                                                                        41,520
                                                                    ----------

              INDUSTRIALS - 13.6%
    210       A.O. Smith Corp.                                           6,080
     40       Beazer Homes USA, Inc.                                     4,236
     50       Danaher Corp.                                              4,669
    460       EGL, Inc. (a)                                              8,262
    175       EMCOR Group, Inc. (a)                                      6,422
    247       Genesee & Wyoming, Inc. - Class A (a)                      6,101
    110       Hovnanian Enterprises, Inc. - Class A (a)                  4,746
    250       Hudson Highland Group, Inc. (a)                            6,970
    128       Ingersoll-Rand Co. - Class A                               8,659
    200       J.B. Hunt Transport Services, Inc. (a)                     5,634
    125       Parker-Hannifin Corp.                                      7,063
    220       Terex Corp. (a)                                            8,133
    142       UTI Worldwide, Inc.                                        6,346
                                                                    ----------
                                                                        83,321
                                                                    ----------

              INFORMATION TECHNOLOGY - 22.1%
    220       Advanced Fibre Communications, Inc. (a)                    4,847
    390       BEA Systems, Inc. (a)                                      4,976
    660       Borland Software Corp. (a)                                 5,993
    487       Brooks Automation, Inc. (a)                               10,217
    145       Computer Sciences Corp. (a)                                5,848
   1516       Covad Communications Group, Inc. (a)                       3,820
    330       Cypress Semiconductor Corp. (a)                            6,755
    225       DuPont Photomasks, Inc. (a)                                5,234
    320       Flextronics International Ltd. (a)                         5,510
    429       Knight Trading Group, Inc. (a)                             5,431
    155       L-3 Communications Holdings, Inc. (a)                      9,219

AMSTAR VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------

  SHARES      COMMON STOCKS - 98.6% (Continued)                         VALUE
--------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY - 22.1% (Continued)
  1,115       Mediacom Communications Corp. (a)                      $   8,942
  1,210       MEMC Electronic Materials, Inc. (a)                       11,072
    415       NetIQ Corp.(a)                                             5,793
    230       Novellus Systems, Inc. (a)                                 7,312
    700       Semitool, Inc. (a)                                         8,918
    810       Skyworks Solutions, Inc. (a)                               9,445
   1500       Vitesse Semiconductor Corp. (a)                           10,635
    500       Wind River Systems, Inc. (a)                               5,535
                                                                    ----------
                                                                       135,502
                                                                    ----------


              MATERIALS - 6.9%
    950       Crompton Corp.                                             6,061
    225       Gibraltar Steel Corp.                                      5,530
    780       Pope & Talbot, Inc.                                       13,408
    139       PPG Industries, Inc.                                       8,104
    240       Praxair, Inc.                                              8,909
                                                                    ----------
                                                                        42,012
                                                                    ----------

              REAL ESTATE INVESTMENT TRUSTS - 1.1%
    388       American Financial Realty Trust                            6,577
                                                                    ----------

              TELECOMMUNICATIONS SERVICES - 0.7%
    490       TALK America Holdings, Inc. (a)                            4,150
                                                                    ----------

              TOTAL COMMON STOCKS (Cost $504,982)                    $ 603,620
                                                                    ----------


--------------------------------------------------------------------------------

  SHARES      MONEY MARKETS - 1.5%                                      VALUE
--------------------------------------------------------------------------------
  9,415       SEI Daily Income Trust Government - Class B
               (Cost $9,415)                                        $    9,415
                                                                    ----------

              TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $514,397)   $  613,035

              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)              (942)
                                                                    ----------

              NET ASSETS - 100.0%                                   $  612,093
                                                                    ==========


(a)  Non-income producing security.


See accompanying notes to financial statements.

AMSTAR INVESTMENT TRUST
AMSTAR VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
  Investment securities:
    At acquisition cost                                             $  514,397
                                                                    ==========
    At market value (Note 1)                                        $  613,035
  Cash                                                                      20
  Dividends and interest receivable                                        351
  Receivable for investment securities sold                              4,745
  Receivable from Manager (Note 3)                                      16,602
  Other assets                                                           3,520
                                                                    ----------
    Total Assets                                                       638,273
                                                                    ----------

LIABILITIES
  Payable for investment securities purchased                            7,809
  Payable to Administrator (Note 3)                                      6,700
  Other accrued expenses and liabilities                                11,671
                                                                    ----------
    Total Liabilities                                                   26,180
                                                                    ----------

NET ASSETS                                                          $  612,093
                                                                    ==========

NET ASSETS CONSIST OF:
  Paid-in capital                                                   $  451,757
  Accumulated net investment loss                                       (3,178)
  Undistributed net realized gains from
    security transactions                                               64,876
  Net unrealized appreciation on investments                            98,638
                                                                    ----------
    Total net assets                                                $  612,093
                                                                    ==========

PRICING OF CLASS A SHARES
  Net assets applicable to Class A shares                           $  478,388
                                                                    ==========
  Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value)                          29,547
                                                                    ==========
  Net asset value and redemption price per share (Note 1)           $    16.19
                                                                    ==========
  Maximum offering price per share (Note 1)                         $    17.00
                                                                    ==========

PRICING OF CLASS C SHARES
  Net assets applicable to Class C shares                           $  133,705
                                                                    ==========
  Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value)                           8,309
                                                                    ==========
  Net asset value and offering price per share (a) (Note 1)         $    16.09
                                                                    ==========

(a) Redemption price varies based on length of time held.

See accompanying notes to financial statements.

AMSTAR INVESTMENT TRUST
AMSTAR VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                         $    2,366
                                                                    ----------

EXPENSES
  Fund accounting fees (Note 3)                                         16,229
  Professional fees                                                     12,785
  Administration fees (Note 3)                                          12,000
  Transfer agent fees - Class A (Note 3)                                 6,000
  Transfer agent fees - Class C (Note 3)                                 6,000
  Custodian fees                                                         4,479
  Registration and filing fees - Common                                  1,841
  Registration and filing fees - Class A                                    87
  Registration and filing fees - Class C                                 1,042
  Management fees (Note 3)                                               2,843
  Postage and supplies                                                   2,337
  Trustees' fees and expenses                                            1,500
  Insurance expense                                                      1,432
  Pricing fees                                                           1,426
  Distribution fees - Class A (Note 4)                                     660
  Distribution fees - Class C (Note 4)                                     526
  Printing of shareholder reports                                          408
  Shareholder servicing plan fees - Class A (Note 4)                       265
  Shareholder servicing plan fees - Class C (Note 4)                       176
  Other expenses                                                         1,613
                                                                        ------
    Total expenses                                                      73,649
Management fees waived and common expenses reimbursed
 by the Adviser (Note 3)                                               (54,712)
Class A expenses waived/reimbursed by the Adviser (Note 3)              (6,351)
Class C expenses waived/reimbursed by the Adviser (Note 3)              (7,042)
                                                                    ----------
    Net expenses                                                         5,544
                                                                    ----------

NET INVESTMENT LOSS                                                     (3,178)
                                                                    ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    Net realized gains from security transactions                       68,742
    Net change in unrealized appreciation/depreciation
        on investments                                                  42,847
                                                                    ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                       111,589
                                                                    ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $  108,411
                                                                    ==========

See accompanying notes to financial statements.


AMSTAR INVESTMENT TRUST
AMSTAR VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------
                                                                 SIX MONTHS         YEAR
                                                                   ENDED           ENDED
                                                                  MARCH 31,       SEPT. 30,
                                                                 (UNAUDITED)        2003
---------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss                                            $  (3,178)      $    (308)
  Net realized gains from security transactions                     68,742          12,993
  Net change in unrealized appreciation/depreciation
   on investments                                                   42,847          74,599
                                                                 ---------       ---------
Net increase in net assets from operations                         108,411          87,284
                                                                 ---------       ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income - Class A                                --            (1,804)
  From net investment income - Class C                                --              --
  From net realized gains from security transactions - Class A      (9,658)         (1,062)
  From net realized gains from security transactions - Class C      (3,037)           --
                                                                 ---------       ---------
Net decrease in net assets from distributions
 to shareholders                                                   (12,695)         (2,866)
                                                                 ---------       ---------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
  Proceeds from shares sold                                         39,595          90,688
  Net asset value of shares issued in reinvestment of
    distributions to shareholders                                    9,658           2,866
  Payments for shares redeemed                                    (148,930)            (80)
                                                                 ---------       ---------
Net increase (decrease) in net assets from Class A
 share transactions                                                (99,677)         93,474
                                                                 ---------       ---------

CLASS C
  Proceeds from shares sold                                         69,524          80,592
  Net asset value of shares issued in reinvestment of
   distributions to shareholders                                     3,037            --
  Payments for shares redeemed                                     (38,008)           --
                                                                 ---------       ---------
Net increase in net assets from Class C share transactions          34,553          80,592
                                                                 ---------       ---------

TOTAL INCREASE IN NET ASSETS                                        30,592         258,484

NET ASSETS
  Beginning of period                                              581,501         323,017
                                                                 ---------       ---------
  End of period                                                  $ 612,093       $ 581,501
                                                                 =========       =========

ACCUMULATED NET INVESTMENT LOSS                                  $  (3,178)      $    --
                                                                 =========       =========

SUMMARY OF FUND SHARE ACTIVITY:
CLASS A
  Shares sold                                                        2,633           6,269
  Shares reinvested                                                    620             268
  Shares redeemed                                                   (9,695)             (6)
                                                                 ---------       ---------
  Net increase (decrease) in shares outstanding                     (6,442)          6,531
  Shares outstanding, beginning of period                           35,989          29,458
                                                                 ---------       ---------
  Shares outstanding, end of period                                 29,547          35,989
                                                                 =========       =========

CLASS C
  Shares sold                                                        4,655           5,817
  Shares reinvested                                                    196            --
  Shares redeemed                                                   (2,359)           --
                                                                 ---------       ---------
  Net increase in shares outstanding                                 2,492           5,817
  Shares outstanding, beginning of period                            5,817            --
                                                                 ---------       ---------
  Shares outstanding, end of period                                  8,309           5,817
                                                                 =========       =========

See accompanying notes to financial statements.


AMSTAR VALUE FUND - CLASS A
FINANCIAL HIGHLIGHTS
================================================================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED             YEAR             YEAR            YEAR           PERIOD
                                                  MARCH 31,          ENDED            ENDED          ENDED            ENDED
                                                   2004            SEPT. 30,        SEPT. 30,       SEPT. 30,       SEPT. 30,
                                                (UNAUDITED)          2003             2002            2001          2000 (a)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA

Net asset value at beginning of period         $     13.91       $     10.97      $     13.67     $     15.46     $     10.00
                                               -----------       -----------      -----------     -----------     -----------

Income (loss) from investment operations:
  Net investment income (loss)                       (0.08)           (0.01)(b)          0.08            0.13            0.15
  Net realized and unrealized gains (losses)
    on investments                                    2.65              3.05            (1.98)           0.40            5.31
                                               -----------       -----------      -----------     -----------     -----------
Total from investment operations                      2.57              3.04            (1.90)           0.53            5.46
                                               -----------       -----------      -----------     -----------     -----------

Less distributions:
  Distributions from net investment income            --               (0.06)           (0.13)          (0.18)           --
  Distributions from net realized gains              (0.29)            (0.04)           (0.67)          (2.14)           --
                                               -----------       -----------      -----------     -----------     -----------
Total distributions                                  (0.29)            (0.10)           (0.80)          (2.32)           --
                                               -----------       -----------      -----------     -----------     -----------

Net asset value at end of period               $     16.19       $     13.91      $     10.97     $     13.67     $     15.46
                                               ===========       ===========      ===========     ===========     ===========

TOTAL RETURN  (c)                              18.56% (d)              27.95%          (15.15%)          2.92%          54.60%
                                               ===========       ===========      ===========     ===========     ===========

Net assets at end of period                    $   478,388       $   500,733      $   323,017     $   151,453     $   147,169
                                               ===========       ===========      ===========     ===========     ===========

Ratio of expenses to average net assets:
  Before expense reimbursement and waived fees      20.28%(e)          40.05%           56.06%          80.71%          89.12%
  After expense reimbursement and waived fees        1.50%(e)           1.32%            0.00%           0.00%           0.00%

Ratio of net investment income (loss) to
 average net assets:
  Before expense reimbursement and waived fees     (19.93%)(e)        (38.95%)         (54.95%)        (79.65%)        (87.75%)
  After expense reimbursement and waived fees       (1.15%)(e)         (0.22%)           1.12%           1.06%           1.37%

Portfolio turnover rate                                 94%(e)           116%             198%            183%            272%

(a) Represents the period from the commencement of operations (October 2, 1999) through September 30, 2000.

(b)  Calculated using weighted average shares outstanding during the year.

(c) Total returns are a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gain distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares and exclude the effect of applicable sales load.

(d)  Not annualized.

(e)  Annualized.

See accompanying notes to financial statements.


AMSTAR VALUE FUND - CLASS C
FINANCIAL HIGHLIGHTS
=============================================================================================

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
---------------------------------------------------------------------------------------------
                                                                SIX MONTHS
                                                                  ENDED           PERIOD
                                                                 MARCH 31,         ENDED
                                                                   2004          SEPT. 30,
                                                                (UNAUDITED)       2003(a)
---------------------------------------------------------------------------------------------
PER SHARE DATA

Net asset value at beginning of period                        $   13.88          $   12.02
                                                              ---------          ---------

Income (loss) from investment operations:
  Net investment loss                                             (0.08)           (0.03)(b)
  Net realized and unrealized gains on investments                 2.58               1.89
                                                              ---------          ---------
Total from investment operations                                   2.50               1.86
                                                              ---------          ---------

Less distributions:
  Distributions from net realized gains                           (0.29)              --
                                                              ---------          ---------

Net asset value at end of period                              $   16.09          $   13.88
                                                              =========          =========

TOTAL RETURN (c)                                                18.09%(d)          15.47%(d)
                                                              =========          =========

Net assets at end of period                                   $ 133,705          $  80,768
                                                              =========          =========

Ratio of expenses to average net assets:
  Before expense reimbursement and waived fees                  28.67%(e)          75.29%(e)
  After expense reimbursement and waived fees                    2.25%(e)           2.02%(e)

Ratio of net investment loss to average net assets:
  Before expense reimbursement and waived fees                (28.32%)(e)        (74.19%)(e)
  After expense reimbursement and waived fees                  (1.90%)(e)         (0.92%)(e)

Portfolio turnover rate                                            94%(e)            116%


(a) Represents the period from the commencement of operations (May 19, 2003) through September 30, 2003.

(b)  Calculated using weighted average shares outstanding during the year.

(c) Total returns are a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gain distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares and exclude the effect of applicable sales load.

(d)  Not annualized.

(e)  Annualized.

See accompanying notes to financial statements.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED)
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Amstar Investment Trust (the "Trust") was organized as a Delaware business trust on June 22, 1999. The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Amstar Value Fund (the "Fund") is currently the sole series of the Trust. The Trust is authorized to issue an unlimited number of shares.

     As part of the Trust's organization, the Fund issued in a private placement 5,000 shares of beneficial interest to its sub-adviser, Valenzuela Capital Partners LLC, ("VCP"), at $10.00 a share on October 2, 1999. Additionally, the Fund, in a secondary private placement, issued 4,521 shares of beneficial interest to a principal of VCP at $11.06 a share on January 17, 2000 and issued 10,795 shares at $11.10 a share on September 27, 2002 to the same principal.

     The Fund's investment objective is capital appreciation primarily through investments in common stocks of small to mid-capitalization companies. The Fund seeks to achieve its objective by investing at least 80% of its net assets in a combination of small- and mid-capitalization companies.

     The Fund offers two classes of shares: Class A shares (currently sold subject to a maximum front-end sales load of 4.75%, a distribution fee of up to 0.25% and a shareholder servicing fee in an amount equal to 0.10% of the average daily net assets attributable to Class A shares) and Class C shares (currently sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase, an annual distribution fee of up to 0.75% and a shareholder servicing fee in an amount equal to 0.25% of average daily net assets attributable to Class C shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class C shares bear the expense of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     The following is a summary of the Fund's significant accounting policies:

     SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of regular trading of the New York Stock exchange, normally 4:00 p.m., Eastern time, on days the exchange is open. The Fund's securities are generally valued at current market prices. Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities not traded or dealt in upon any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and asked prices. All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost, which the Board of Trustees has determined, represents fair value. If market quotations are not readily available, prices are based on a fair value estimate, determined in accordance with methods approved by the Fund's Board of Trustees.

     SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares is equal to the net asset value per share.

     The redemption price per share of each class of shares of the Fund is equal to the net asset value per share, however, Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

     INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed-income securities are amortized using the interest method.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     The tax character of distributions paid for the periods ended March 31, 2004 and September 30, 2003 was as follows:

                                                  Six Months          Year
                                                     Ended            Ended
                                                    March 31,       Sept. 30,
                                                      2004            2003
                                                   ---------        ---------
        Ordinary income - Class A                 $      -          $   1,804

        Long-term capital gains - Class A             9,658             1,062

        Long-term capital gains - Class C             3,037                -
                                                   ---------        ---------
                                                  $  12,695         $   2,866
                                                   =========        =========

     ALLOCATIONS BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

     SECURITY  TRANSACTIONS - Security  transactions  are accounted for on trade
     date.   The  cost  of   securities   sold  is   determined  on  a  specific
     identification basis.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     The following information is computed on a tax basis for each item as of March 31, 2004:

          Cost of portfolio investments                  $   514,913
                                                         ============
          Gross unrealized appreciation                  $   112,814

          Gross unrealized depreciation                      (14,692)
                                                         ------------
          Net unrealized appreciation                         98,122

          Undistributed ordinary income                       32,827

          Other gains                                         29,387
                                                         ------------
          Accumulated earnings                           $   160,336
                                                         ============

     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States.

2.   INVESTMENTS

     During the six months ended March 31, 2004, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $299,373 and $344,216, respectively.

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Certain Trustees and officers of the Trust are affiliated with Amstar Investment Management, LLC (the "Manager"), Amstar Distributors, Inc. (the "Distributor") or Ultimus Fund Solutions, LLC ("Ultimus"). Such persons are not paid directly by the Trust for serving in those capacities.

     INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
     Under the terms of an investment management agreement between the Trust and the Manager, the Manager is entitled to receive fees from the Fund based on a percentage of the average daily net assets at the annual rate of 0.85% of its average daily net assets.

     VCP has been retained by the Manager to manage the investments of the Fund. The Manager (not the Fund) pays VCP a fee for these services.

     Pursuant to an Expense Limitation Agreement, the Manager has contractually agreed to limit operating expenses of the Fund ("Expense Cap"). The current Expense Cap is 1.50% per annum for Class A shares and 2.25% per annum for Class C shares. The Expense Cap will remain in effect until at least December 31, 2013.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     In order to reduce operating expenses during the six months ended March 31, 2004, the Manager waived its advisory fees and reimbursed a portion of the Fund's other operating expenses.

     Any such fee waivers and/or expense reimbursements by the Manager are subject to repayment by the Fund provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the Expense Cap, and provided further that the fees and expenses which are the subject of repayment were incurred within three years of the repayment. As of March 31, 2004, the amount of waived fees and reimbursed expenses that may be recouped by the Manager in the future is $163,655.

     ADMINISTRATION AGREEMENT
     Ultimus supplies executive, administrative and regulatory compliance services to the Trust, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

     For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% on its average daily net assets up to $50 million; 0.125% on the next $50 million of such assets; 0.10% on the next $150 million of such assets; 0.075% on the next $250 million of such assets; and 0.05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

     FUND ACCOUNTING AGREEMENT
     Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly fee of $3,000, plus an asset based fee equal to 0.01% of its average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million. These fees were discounted by 10% through March 31, 2004. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of its portfolio securities.

     TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
     Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $24 per shareholder account, subject to a $1,500 minimum monthly fee with respect to each class. The minimum monthly fee is reduced to $1,000 for classes with less than 25 shareholder accounts.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

4.   PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

     The Trust has adopted two separate plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 under which each class of shares of the Fund may directly incur certain costs related to services or other activities that are primarily intended to result in the sale of shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class C Plan is 0.75% of the Fund's average daily net assets attributable to Class C shares. For the six months ended March 31, 2004, the Fund's Class A and Class C shares paid distribution expenses of $660 and $526, respectively.

     The Trust has also two separate shareholder servicing plans under which each class of shares of the Fund may execute servicing agreements with financial intermediaries that are dealers of record or holders of record or which have a servicing relationship with the beneficial owners of shares of the Fund. For their service, the Fund will generally pay a fee in an amount equal to 0.10% of the Fund's average daily net assets attributable to Class A shares and 0.25% of the Fund's average daily net assets attributable to Class C shares. For the six months ended March 31, 2004, the Fund's Class A and Class C shares paid shareholder servicing plan fees of $265 and $176, respectively.

5.   DISTRIBUTION AGREEMENT

     Under the terms of a Distribution Agreement between the Trust and Amstar Distributors, Inc. (the "Distributor"), the Distributor serves as the principal underwriter and national distributor of shares of the Fund. The Distributor earned $313 from underwriting commissions on the sale of shares of the Fund during the six months ended March 31, 2004.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------






                             AMSTAR INVESTMENT TRUST


                            AMSTAR TOTAL RETURN FUND









                               SEMI-ANNUAL REPORT
                                 March 31, 2004
                                   (Unaudited)












              INVESTMENT MANAGER                           ADMINISTRATOR
      AMSTAR INVESTMENT MANAGEMENT, LLC             ULTIMUS FUND SOLUTIONS, LLC
14 Penn Plaza, 225 West 34th Street, Suite 718            P.O. Box 46707
           New York, New York 10122                 Cincinnati, Ohio 45246-0707
               1.800.901.6049                              1.877.309.9062




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

AMSTAR INVESTMENT TRUST
AMSTAR TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
  Cash                                                               $  77,648
  Dividends receivable                                                      53
                                                                     ---------
     Total Assets                                                       77,701
                                                                     ---------

LIABILITIES
  Payable for capital shares redeemed                                   63,891
  Payable to Administrator (Note 3)                                      6,750
  Other accrued expenses and liabilities                                 7,060
                                                                     ---------
     Total Liabilities                                                  77,701
                                                                     ---------

  NET ASSETS                                                         $     -
                                                                     =========

NET ASSETS CONSIST OF:
  Paid-in capital                                                    $     -
                                                                     ---------
     Total net assets                                                $     -
                                                                     =========

PRICING OF CLASS A SHARES
  Net assets applicable to Class A shares                            $     -
                                                                     =========
  Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                            -
                                                                     =========
  Net asset value and redemption price per share (Note 1)            $     -
                                                                     =========
  Maximum offering price per share (Note 1)                          $     -
                                                                     =========

PRICING OF CLASS C SHARES
  Net assets applicable to Class C shares                            $     -
                                                                     =========
  Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value)                            -
                                                                     =========
  Net asset value and offering price per share (a) (Note 1)          $     -
                                                                     =========

(a) Redemption price varies based on length of time held.


See accompanying notes to financial statements.

AMSTAR INVESTMENT TRUST
AMSTAR TOTAL RETURN FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                          $     469
  Interest                                                              92,751
                                                                     ---------
    Total investment income                                             93,220
                                                                     ---------

EXPENSES
  Fund accounting fees (Note 3)                                         16,440
  Management fees (Note 3)                                              15,671
  Insurance expense                                                     12,537
  Transfer agent fees - Class A (Note 3)                                 6,000
  Transfer agent fees - Class C (Note 3)                                 6,250
  Administration fees (Note 3)                                          12,000
  Professional fees                                                      6,950
  Distribution fees - Class A (Note 4)                                   6,468
  Distribution fees - Class C (Note 4)                                     184
  Pricing fees                                                           3,975
  Custodian fees                                                         3,358
  Shareholder servicing plan fees - Class A (Note 4)                     2,587
  Shareholder servicing plan fees - Class C (Note 4)                        61
  Postage and supplies                                                   2,499
  Trustees' fees and expenses                                            1,500
  Registration and filing fees - Common                                    837
  Printing of shareholder reports                                          408
  Other expenses                                                         1,612
                                                                     ---------
     Total expenses                                                     99,337
  Management fees waived and common expenses reimbursed by
    the Adviser (Note 3)                                               (51,669)
  Class A expenses waived/reimbursed by the Adviser (Note 3)            (8,587)
  Class C expenses waived/reimbursed by the Adviser (Note 3)            (6,250)
                                                                     ---------
     Net expenses                                                       32,831
                                                                     ---------

NET INVESTMENT INCOME                                                   60,389
                                                                     ---------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net realized gains from security transactions                        114,262
  Net change in unrealized appreciation/depreciation
    on investments                                                     (53,239)
                                                                     ---------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        61,023
                                                                     ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $ 121,412
                                                                     =========

See accompanying notes to financial statements.


AMSTAR INVESTMENT TRUST
AMSTAR TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED            PERIOD
                                                               MARCH 31,          ENDED
                                                                 2004            SEPT. 30,
                                                              (UNAUDITED)         2003(a)
---------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income                                   $    60,389        $    89,201
    Net realized gains from security transactions               114,262             80,436
    Net change in unrealized appreciation/depreciation
      on investments                                            (53,239)            53,239
                                                              ---------          ---------
Net increase in net assets from operations                      121,412            222,876
                                                              ---------          ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income - Class A                        (64,577)           (88,802)
    From net investment income - Class C                           (356)               (90)
    From net realized gains from security transactions
     - Class A                                                 (189,562)              --
    From net realized gains from security transactions
     - Class C                                                     (901)              --
                                                              ---------          ---------
Net decrease in net assets from distributions
      to shareholders                                          (255,396)           (88,892)
                                                              ---------          ---------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
    Proceeds from shares sold                                      --            5,083,232
    Net asset value of shares issued in reinvestment of
      distributions to shareholders                             253,766             88,706
    Payments for shares redeemed                              (5,425,160)              (55)
                                                              ---------          ---------
Net increase (decrease) in net assets from Class A
 share transactions                                           (5,171,394)        5,171,883
                                                              ---------          ---------

CLASS C
    Proceeds from shares sold                                      --               60,100
    Net asset value of shares issued in reinvestment of
      distributions to shareholders                               1,257                 90
    Payments for shares redeemed                                (61,936)              --
                                                              ---------          ---------
Net increase (decrease) in net assets from Class C
 share transactions                                             (60,679)            60,190
                                                              ---------          ---------

TOTAL INCREASE (DECREASE) IN NET ASSETS                       (5,366,057)        5,366,057

NET ASSETS
    Beginning of period                                       5,366,057               --
                                                              ---------          ---------
    End of period                                           $      --          $ 5,366,057
                                                              =========          =========

UNDISTRIBUTED NET INVESTMENT INCOME                         $      --          $     4,544
                                                              =========          =========

SUMMARY OF FUND SHARE ACTIVITY:
CLASS A
    Shares sold                                                    --            1,016,475
    Shares reinvested                                            50,590             17,446
    Shares redeemed                                           (1,084,500)              (11)
                                                              ---------          ---------
    Net increase in shares outstanding                        (1,033,910)        1,033,910
    Shares outstanding, beginning of period                   1,033,910               --
                                                              ---------          ---------
    Shares outstanding, end of period                              --            1,033,910
                                                              =========          =========

CLASS C
    Shares sold                                                    --               11,948
    Shares reinvested                                               250                 17
    Shares redeemed                                             (12,215)              --
                                                              ---------          ---------
    Net increase in shares outstanding                          (11,965)            11,965
    Shares outstanding, beginning of period                      11,965               --
                                                              ---------          ---------
    Shares outstanding, end of period                              --               11,965
                                                              =========          =========

(a) Represents the period from the commencement of operations (December 31, 2002) through September 30, 2003.

See accompanying notes to financial statements.


AMSTAR TOTAL RETURN FUND - CLASS A
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
---------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED             PERIOD
                                                                MARCH 31,          ENDED
                                                                2004 (a)          SEPT. 30,
                                                              (UNAUDITED)          2003(b)
---------------------------------------------------------------------------------------------
PER SHARE DATA

Net asset value at beginning of period                        $    5.13          $    5.00
                                                              ---------          ---------

Income from investment operations:
    Net investment income                                          0.06               0.09
    Net realized and unrealized gains on investments               0.06               0.13
                                                              ---------          ---------
Total from investment operations                                   0.12               0.22
                                                              ---------          ---------

Less distributions:
    Distributions from net investment income                      (0.06)             (0.09)
    Distributions from net realized gains                         (0.18)              --
                                                              ---------          ---------
Total distributions                                               (0.24)             (0.09)
                                                              ---------          ---------

Net asset value at end of period                              $    5.01        $      5.13
                                                              =========          =========

TOTAL RETURN (c)                                                 2.46%(d)           4.38%(d)
                                                              =========          =========

Net assets at end of period                                   $    --          $ 5,304,536
                                                              =========          =========

Ratio of expenses to average net assets:
    Before expense reimbursement and waived fees              3.49% (e)          3.69% (e)
    After expense reimbursement and waived fees               1.22% (e)          1.25% (e)

Ratio of net investment income (loss) to average net assets:
    Before expense reimbursement and waived fees             (0.03%)(e)         (0.14%)(e)
    After expense reimbursement and waived fees               2.24% (e)          2.30% (e)

Portfolio turnover rate                                        159% (e)           299% (e)

(a) All outstanding shares were liquidated at the close of business on March 31, 2004.

(b) Represents the period from the commencement of operations (December 31, 2002) through September 30, 2003.

(c) Total returns are a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gain distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares and exclude the effect of applicable sales load.

(d)  Not annualized.

(e)  Annualized.

See accompanying notes to financial statements.


AMSTAR TOTAL RETURN FUND - CLASS C
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
---------------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED              PERIOD
                                                               MARCH 31,            ENDED
                                                               2004 (a)            SEPT. 30,
                                                             (UNAUDITED)            2003 (b)
---------------------------------------------------------------------------------------------
PER SHARE DATA

Net asset value at beginning of period                        $    5.14          $    5.16
                                                              ---------          ---------

Income (loss) from investment operations:
    Net investment income                                          0.04               0.03
    Net realized and unrealized losses on investments              0.06              (0.02)
                                                              ---------          ---------
Total from investment operations                                   0.10               0.01
                                                              ---------          ---------

Less distributions:
    Distributions from net investment income                      (0.04)             (0.03)
    Distributions from net investment income                      (0.18)              --
                                                              ---------          ---------
Total distributions                                               (0.22)             (0.03)
                                                              ---------          ---------

Net asset value at end of period                              $    5.02          $    5.14
                                                              =========          =========

TOTAL RETURN (c)                                                 2.03%(d)           0.15%(d)
                                                              =========          =========

Net assets at end of period                                   $    --            $  61,521
                                                              =========          =========

Ratio of expenses to average net assets:
    Before expense reimbursement and waived fees                29.66%(e)          72.74%(e)
    After expense reimbursement and waived fees                  1.99%(e)           1.96%(e)

Ratio of net investment income (loss) to average net assets:
    Before expense reimbursement and waived fees               (26.18%)(e)        (69.19%)(e)
    After expense reimbursement and waived fees                  1.49%(e)           1.59%(e)

Portfolio turnover rate                                           159%(e)            299%(e)

(a) All outstanding shares were liquidated at the close of business on March 31, 2004.

(b) Represents the period from the commencement of operations (December 31, 2002) through September 30, 2003.

(c) Total returns are a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gain distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares and exclude the effect of applicable sales load.

(d)  Not annualized.

(e)  Annualized.

See accompanying notes to financial statements.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Amstar Investment Trust (the "Trust") was organized as a Delaware business trust on June 22, 1999. The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Amstar Total Return Fund (the "Fund") is a series of the Trust. The Trust is authorized to issue an unlimited number of shares.

     The Fund was capitalized on December 31, 2002, when its sub-adviser, MBIA Capital Management Corp. ("MBIA CMC"), purchased the initial shares of the Fund at $5.00 per share. The public offering of Class A shares of the Fund commenced on April 21, 2003. The public offering of Class C shares of the Fund commenced on May 19, 2003.

     On March 9, 2004, the Board of Trustees of the Trust unanimously voted to terminate the public offering of shares of the Fund. Effective March 31, 2004, all shares of the Fund had been liquidated and the Fund ceased operations.

     The Fund's investment objective is maximum current income, with a secondary objective of growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of fixed-income securities.

     The Fund offers two classes of shares: Class A shares (currently sold subject to a maximum front-end sales load of 4.75%, a distribution fee of up to 0.25% and a shareholder servicing fee in an amount equal to 0.10% of the average daily net assets attributable to Class A shares) and Class C shares (currently sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase, an annual distribution fee of up to 0.75% and a shareholder servicing fee in an amount equal to 0.25% of average daily net assets attributable to Class C shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class C shares bear the expense of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     The following is a summary of the Fund's significant accounting policies:

     SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of regular trading of the New York Stock exchange, normally 4:00 p.m., Eastern time, on days the exchange is open. The Fund's securities are generally valued at current market prices. Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price. Securities not traded or dealt in upon any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and asked prices. All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost, which the Board of Trustees has determined, represents fair value. If market quotations are not readily available, prices are based on a fair value estimate, determined in accordance with methods approved by the Fund's Board of Trustees.

     SHARE VALUATION - The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares is equal to the net asset value per share.

     The redemption price per share of each class of shares of the Fund is equal to the net asset value per share, however, Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

     INVESTMENT INCOME - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed-income securities are amortized using the interest method.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income, if any, are declared and paid monthly to shareholders of the Fund. Net realized capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     The tax character of distributions paid for the periods ended March 31, 2004 and September 30, 2003 was as follows:

                                               Six Months           Period
                                                  Ended              Ended
                                                March 31,          Sept. 30,
                                                  2004              2003(a)
                                              --------------     --------------

     Ordinary income - Class A                  $ 230,901         $  88,802

     Ordinary income - Class C                      1,257                90

     Long-term capital gains - Class A             23,238                 -

     Long-term capital gains - Class C                  -    (b)          -
                                              --------------     --------------
                                                $ 255,396         $  88,892
                                              ==============     ==============

     (a)Represents the period from the commencement of operations (December 31, 2002) through September 30, 2003.
     (b) Amount is less than $1.00.

     ALLOCATIONS BETWEEN CLASSES - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

     SECURITY  TRANSACTIONS - Security  transactions  are accounted for on trade
     date.   The  cost  of   securities   sold  is   determined  on  a  specific
     identification basis.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     RECLASSIFICATION OF CAPITAL ACCOUNTS - During the six months ended March 31, 2004, the Fund reclassified paydown losses of $4,360 from undistributed net investment income to undistributed net realized gains from security transactions on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on the Fund's net assets or net asset value per share.

2.   INVESTMENTS

     The cost of purchases and proceeds from sales and  maturities of investment
     securities,   other  than  short-term   investments  and  U.S.   government
     securities, amounted to $3,466,077 and $8,657,504, respectively.

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Certain Trustees and officers of the Trust are affiliated with Amstar Investment Management, LLC (the "Manager"), Amstar Distributors, Inc. (the "Distributor") or Ultimus Fund Solutions, LLC ("Ultimus"). Such persons are not paid directly by the Trust for serving in those capacities.

     INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
     Under the terms of an investment management agreement between the Trust and the Manager, the Manager is entitled to receive fees from the Fund at the annual rate of 0.60% of its average daily net assets.

     MBIA CMC has been retained by the Manager to manage the investments of the Fund. The Manager (not the Fund) pays MBIA CMC a fee for these services.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     Pursuant to an Expense Limitation Agreement, the Manager has contractually agreed to limit operating expenses of the Fund ("Expense Cap"). The current Expense Cap is 1.25% per annum for Class A shares and 2.00% per annum for Class C shares. The Expense Cap will remain in effect until at least December 31, 2013.

     In order to reduce operating expenses during the six months ended March 31, 2004, the Manager waived all of its advisory fees and reimbursed a portion of the Fund's other operating expenses.

     Any such fee waivers and/or expense reimbursements by the Manager are subject to repayment by the Fund provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the Expense Cap, and provided further that the fees and expenses which are the subject of repayment were incurred within three years of the repayment. As of March 31, 2004, the amount of waived fees and reimbursed expenses (which includes organization costs) that may be recouped by the Manager in the future is $164,419.

     ADMINISTRATION AGREEMENT
     Ultimus supplies executive, administrative and regulatory compliance services to the Trust, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities.

     For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% on its average daily net assets up to $50 million; 0.125% on the next $50 million of such assets; 0.10% on the next $150 million of such assets; 0.075% on the next $250 million of such assets; and 0.05% of such net assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

     FUND ACCOUNTING AGREEMENT
     Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives from the Fund a monthly fee of $3,000, plus an asset based fee equal to 0.01% of its average daily net assets up to $500 million and 0.005% of such assets in excess of $500 million. These monthly fees were discounted by 10% through March 31, 2004. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of its portfolio securities.

AMSTAR INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
MARCH 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

     TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
     Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $24 per shareholder account from the Fund, subject to a $1,500 minimum monthly fee with respect to each class. The minimum monthly fee is reduced to $1,000 for classes with less than 25 shareholder accounts.

4.   PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

     The Trust has adopted two separate plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 under which each class of shares of the Fund may directly incur certain costs related to services or other activities that are primarily intended to result in the sale of shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class C Plan is 0.75% of the Fund's average daily net assets attributable to Class C shares. For the six months ended March 31, 2004, the Fund's Class A and Class C shares paid distribution expenses of $6,468 and $184, respectively.

     The Trust has also two separate shareholder servicing plans under which each class of shares of the Fund may execute servicing agreements with financial intermediaries that are dealers of record or holders of record or which have a servicing relationship with the beneficial owners of shares of the Fund. For their service, the Fund will generally pay a fee in an amount equal to 0.10% of the Fund's average daily net assets attributable to Class A shares and 0.25% of the Fund's average daily net assets attributable to Class C shares. For the six months ended March 31, 2004, the Fund's Class A and Class C shares paid shareholder servicing plan fees of $2,587 and $61, respectively.

5.   DISTRIBUTION AGREEMENT

     Under the terms of a Distribution Agreement between the Trust and Amstar Distributors, Inc. (the "Distributor"), the Distributor serves as the principal underwriter and national distributor of shares of the Fund. The Distributor did not earn any underwriting commissions on the sale of shares of the Fund during the six months ended March 31, 2004.

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM 6. SCHEDULE OF INVESTMENTS.


Not applicable


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has no procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 10. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)         Amstar Investment Trust
               -----------------------------------------------------------------





By (Signature and Title)*    /s/ Thomas M. Valenzuela
                           -----------------------------------------------------
                            Thomas M. Valenzuela, President


Date     May 28, 2004
      --------------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Thomas M. Valenzuela
                           -----------------------------------------------------
                            Thomas M. Valenzuela, President


Date     May 28, 2004
      --------------------------------------------





By (Signature and Title)*   /s/ Mark J. Seger
                           -----------------------------------------------------
                            Mark J. Seger, Treasurer


Date     May 28, 2004
      --------------------------------------------




* Print the name and title of each signing officer under his or her signature.